Goodwill and Intangible Assets, Net Goodwill Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, Gross carrying amount	$ 1,353	$ 1,355	$ 2,249	$ 1,302
Goodwill, Acquisitions	19	18
Goodwill, Adjustment to step-up value	(20)	35
Goodwill, Foreign exchange	(1)
Goodwill, Accumulated Impairment	(226)	(226)	(226)	(219)
Goodwill, Impairment	0	(7)
Goodwill, Net carrying amount	1,127	1,129	2,023
Automotive Segment [Member]
Goodwill [Line Items]
Goodwill, Gross carrying amount	1,323	1,343	1,331	1,292
Goodwill, Acquisitions	0	16
Goodwill, Adjustment to step-up value	(19)	35
Goodwill, Foreign exchange	(1)
Goodwill, Accumulated Impairment	(226)	(226)	(226)	(219)
Goodwill, Impairment	0
Goodwill, Revised 2008 goodwill impairment		(7)
Goodwill, Net carrying amount	1,097	1,117	1,105
Energy Segment [Member]
Goodwill [Line Items]
Goodwill, Gross carrying amount	0		894
Goodwill, Accumulated Impairment	0		0
Goodwill, Net carrying amount	0		894
Railcar Segment [Member]
Goodwill [Line Items]
Goodwill, Gross carrying amount	7	7	7	7
Goodwill, Acquisitions	0	0
Goodwill, Adjustment to step-up value	0	0
Goodwill, Foreign exchange	0
Goodwill, Accumulated Impairment	0	0	0	0
Goodwill, Impairment	0	0
Goodwill, Net carrying amount	7	7	7
Food Packaging Segment [Member]
Goodwill [Line Items]
Goodwill, Gross carrying amount	3	3	3	3
Goodwill, Acquisitions	0	0
Goodwill, Adjustment to step-up value	0	0
Goodwill, Foreign exchange	0
Goodwill, Accumulated Impairment	0	0	0	0
Goodwill, Impairment	0	0
Goodwill, Net carrying amount	3	3	3
Metals Segment [Member]
Goodwill [Line Items]
Goodwill, Gross carrying amount	20	2	14	0
Goodwill, Acquisitions	19	2
Goodwill, Adjustment to step-up value	(1)	0
Goodwill, Foreign exchange	0
Goodwill, Accumulated Impairment	0	0	0	0
Goodwill, Impairment	0	0
Goodwill, Net carrying amount	$ 20	$ 2	$ 14